Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues	$ 1,336,342	$ 1,195,987
Cost of goods sold	757,311	626,156
Gross profit	579,031	569,831
Operating expenses:
Selling, general and administrative	447,538	386,637
Share-based compensation	28,017	39,481
Depreciation and amortization	115,848	85,140
Total operating expenses	591,403	511,258
(Loss) income from operations	(12,372)	58,573
Other income (expense):
Interest income	137	629
Interest expense	(59,498)	(52,403)
Interest expense related to lease liabilities and financial obligations	(33,832)	(26,109)
Loss on impairment	(144,461)	(14,573)
Other income (expense), net	23,597	(28,314)
Total other expense, net	(214,057)	(120,770)
Loss before provision for income taxes	(226,429)	(62,197)
Income tax expense	(150,502)	(152,445)
Net loss	(376,931)	(214,642)
Less: Net loss attributable to non-controlling interest	(6,833)	(8,702)
Net loss attributable to Curaleaf Holdings, Inc.	$ (370,098)	$ (205,940)
Loss per share attributable to Curaleaf Holdings, Inc. - basic	$ (0.52)	$ (0.29)
Loss per share attributable to Curaleaf Holdings, Inc. - diluted	$ (0.52)	$ (0.29)
Weighted average common shares outstanding - basic	711,159,444	698,759,274
Weighted average common shares outstanding - diluted	711,159,444	698,759,274
Retail and wholesale revenues
Revenues:
Revenues	$ 1,331,500	$ 1,193,670
Management fee income
Revenues:
Revenues	$ 4,842	$ 2,317